General Information / Summary of Significant Accounting Policies - Net Income per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net income		€ 1,387,174	€ 1,196,640	€ 1,015,490
Weighted average number of shares outstanding		430,639	437,142	429,770
Basic net income per ordinary share (in EUR per share)		€ 3.22	€ 2.74	€ 2.36
Plus shares applicable to
Options and conditional shares		2,005	2,551	3,676
Dilutive potential ordinary shares		2,005	2,551	3,676
Diluted weighted average number of shares	[1]	432,644	439,693	433,446
Diluted net income per ordinary share (in EUR per share)	[1]	€ 3.21	€ 2.72	€ 2.34

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.